BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

In June 2009, the Company acquired 100% equity interest in Zhejiang Jinko for a total consideration of approximately RMB100 million. The acquisition was consummated on June 30, 2009. Consequently, the Company consolidated the financial statements of Zhejiang Jinko starting from June 30, 2009. Zhejiang Jinko was established in August 2006 and is a manufacturer of solar cells. This acquisition allows the Company to expand its business to manufacturing of solar cells.

The total consideration of approximately RMB100 million for the purchase of Zhejiang Jinko was allocated as follows:

As of June 30, 2009
RMB
Current assets	143,933,792
Property, plant and equipment	104,903,986
Land use rights	22,612,281
Other assets	9,881,184

Current liabilities	(194,190,602)
Non-current liabilities	(30,000,000)
Deferred tax liabilities	(2,779,473)
Net assets at acquisition date	54,361,168
Goodwill	45,645,832
Total purchase consideration	100,007,000

In accordance with ASC 350, Intangibles – Goodwill and Other, goodwill is not amortized but tested for impairment. In the fourth quarter of 2011, due to the challenging solar market conditions and significant reduction of the Company’s market capitalization since the second quarter of 2011, the Company recognized an impairment of goodwill of RMB45,645,832 related to the acquisition of equity interest in Zhejiang Jinko at December 31, 2011 (Note 28).

The following unaudited pro forma financial information illustrates the estimated results of operations for the year ended December 31, 2009, as if the acquisition of Zhejiang Jinko had occurred as of the beginning of the period presented, after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the beginning of the period presented, and may not be indicative of future operating results.

Year ended December 31, 2009
(Unaudited)
RMB
Net revenue	1,667,204,507
Net income	73,109,519
Net loss attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share—basic and diluted	(0.97)